Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.924%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,109,281.55

Principal:
Principal Collections	$18,466,342.09
Prepayments in Full	$10,193,346.75
Liquidation Proceeds	$221,960.70
Recoveries	$6,364.71
Sub Total	$28,888,014.25
Collections	$30,997,295.80

Purchase Amounts:
Purchase Amounts Related to Principal	$208,072.00
Purchase Amounts Related to Interest	$929.26
Sub Total	$209,001.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,206,297.06

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,206,297.06
Servicing Fee	$717,839.68	$717,839.68	$0.00	$0.00	$30,488,457.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,488,457.38
Interest - Class A-2a Notes	$156,488.68	$156,488.68	$0.00	$0.00	$30,331,968.70
Interest - Class A-2b Notes	$112,336.57	$112,336.57	$0.00	$0.00	$30,219,632.13
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$29,866,108.80
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$29,729,068.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,729,068.80
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$29,678,014.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,678,014.47
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$29,639,598.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,639,598.22
Regular Principal Payment	$27,907,275.93	$27,907,275.93	$0.00	$0.00	$1,732,322.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,732,322.29
Residual Released to Depositor	$0.00	$1,732,322.29	$0.00	$0.00	$0.00
Total		$31,206,297.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,907,275.93
Total					$27,907,275.93

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,371,674.98	$76.86	$156,488.68	$0.78	$15,528,163.66	$77.64
Class A-2b Notes	$12,535,600.95	$76.86	$112,336.57	$0.69	$12,647,937.52	$77.55
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$27,907,275.93	$26.51	$848,859.16	$0.81	$28,756,135.09	$27.32

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$167,666,439.93	0.8383322	$152,294,764.95	0.7614738
Class A-2b Notes	$136,731,981.76	0.8383322	$124,196,380.81	0.7614738
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$765,008,421.69	0.7267729	$737,101,145.76	0.7002604

Pool Information
Weighted Average APR	2.906%	2.894%
Weighted Average Remaining Term	51.03	50.19
Number of Receivables Outstanding	38,603	37,863
Pool Balance	$861,407,612.65	$831,983,181.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$791,806,298.76	$764,912,263.54
Pool Factor	0.7528706	0.7271537

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$33,531,938.65
Yield Supplement Overcollateralization Amount	$67,070,917.55
Targeted Overcollateralization Amount	$94,882,035.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,882,035.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$334,710.02
(Recoveries)		14	$6,364.71
Net Loss for Current Collection Period			$328,345.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4574%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2662%
Second Prior Collection Period			0.4339%
Prior Collection Period			0.2960%
Current Collection Period			0.4654%
Four Month Average (Current and Prior Three Collection Periods)			0.3654%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		761	$1,687,326.24
(Cumulative Recoveries)			$28,185.90
Cumulative Net Loss for All Collection Periods			$1,659,140.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1450%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,217.25
Average Net Loss for Receivables that have experienced a Realized Loss			$2,180.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	290	$7,133,068.09
61-90 Days Delinquent	0.12%	35	$989,434.95
91-120 Days Delinquent	0.03%	7	$272,996.03
Over 120 Days Delinquent	0.04%	9	$296,487.00
Total Delinquent Receivables	1.04%	341	$8,691,986.07

Repossession Inventory:
Repossessed in the Current Collection Period		19	$503,398.37
Total Repossessed Inventory		29	$858,039.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1194%
Prior Collection Period			0.1140%
Current Collection Period			0.1347%
Three Month Average			0.1227%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1874%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer